Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.5%
Care New England Health System, 5.50%, 9/1/26	$11,000	$ 11,011,220
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,275	3,225,875
Total Corporate Bonds (identified cost $13,988,759)		$ 14,237,095

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 1.203%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)	$463	$ 460,994
Total Tax-Exempt Mortgage-Backed Securities (identified cost $462,999)		$ 460,994

Tax-Exempt Municipal Obligations — 94.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Delaware Valley Regional Finance Authority, PA, 1.065%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$8,000	$ 7,951,440
		$ 7,951,440
Education — 4.9%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(2)	$525	$ 537,332
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	1,295	1,253,275
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	865	783,543
Arizona State University:
5.00%, 7/1/33	500	524,200
5.00%, 7/1/34	580	607,823
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	627,414
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	$600	$ 651,708
5.00%, 10/1/35	1,125	1,214,876
5.00%, 10/1/37	1,400	1,507,884
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/39(2)	1,000	1,045,820
5.00%, 7/1/49(2)	1,000	1,031,660
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	550	553,603
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools):
5.00%, 8/15/24	340	355,824
5.00%, 8/15/29	315	346,283
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/33	275	290,117
4.00%, 7/1/34	275	289,207
4.00%, 7/1/35	250	262,333
4.00%, 7/1/41	600	618,372
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	605,364
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	699,727
District of Columbia, (Gallaudet University):
3.00%, 4/1/37	750	662,257
3.00%, 4/1/38	900	787,617
3.00%, 4/1/39	750	646,455
3.00%, 4/1/40	725	615,402
3.00%, 4/1/41	775	650,016
4.00%, 4/1/32	325	341,357
4.00%, 4/1/33	160	167,659
4.00%, 4/1/34	165	172,225
4.00%, 4/1/35	200	208,138
4.00%, 4/1/36	375	389,794
District of Columbia, (KIPP DC):
4.00%, 7/1/39	280	263,687
4.00%, 7/1/44	270	246,815
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,464,130
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/32	315	341,280
5.00%, 3/1/33	355	383,925
5.00%, 3/1/34	350	378,014

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Kentucky Bond Development Corp., (Transylvania University):
3.00%, 3/1/34	$350	$ 318,507
3.00%, 3/1/35	200	180,538
3.00%, 3/1/38	215	189,086
4.00%, 3/1/33	175	180,206
4.00%, 3/1/36	265	271,808
4.00%, 3/1/37	255	261,003
4.00%, 3/1/39	225	229,538
4.00%, 3/1/40	210	213,906
4.00%, 3/1/41	245	249,212
5.00%, 3/1/30	320	357,802
5.00%, 3/1/31	345	383,454
5.00%, 3/1/32	355	393,230
Massachusetts College Building Authority:
4.00%, 5/1/36	350	367,602
5.00%, 5/1/35	600	703,152
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	845,629
Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	887,650
Monroe County Industrial Development Corp., NY, (University of Rochester):
Series 2017C, 5.00%, 7/1/29	650	712,393
Series 2017D, 5.00%, 7/1/29	750	821,992
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,650,379
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):
5.00%, 8/15/22	510	515,243
5.00%, 8/15/23	275	283,030
5.00%, 8/15/24	300	314,778
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/25	910	929,765
5.00%, 5/1/26	1,850	1,892,291
5.00%, 5/1/29	1,000	1,014,850
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(2)	505	507,353
5.00%, 12/15/38(2)	2,690	2,766,773
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(2)	205	210,428
5.00%, 6/15/49(2)	260	264,529
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(2)	840	869,921
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
5.00%, 4/1/50(2)	$1,010	$ 1,033,806
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	526,040
University of Arkansas:
5.00%, 11/1/24	450	477,909
5.00%, 11/1/25	500	541,230
University of Idaho, 5.00%, 4/1/24	500	524,210
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	443,376
University of Pittsburgh, PA, 0.80%, (SIFMA + 0.36%), 2/15/24(1)	3,000	3,009,660
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	430,249
		$ 48,297,664
Electric Utilities — 5.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$ 5,619,550
Arkansas River Power Authority, CO, 5.00%, 10/1/27	30	32,554
Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	1,000	835,480
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/29	270	307,190
5.00%, 7/1/30	320	367,910
5.00%, 7/1/31	300	347,460
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,150,186
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/27(3)	3,000	3,336,450
Long Island Power Authority, NY, Electric System Revenue:
1.069%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	6,000	5,971,500
5.00%, 9/1/29	500	555,825
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,689,149
Nebraska Public Power District:
5.00%, 1/1/24	750	782,873
2021 Series A, 5.00%, 1/1/35	2,100	2,419,893
2021 Series A, 5.00%, 1/1/36	2,900	3,335,319
2021 Series A, 5.00%, 1/1/37	3,000	3,444,450
2021 Series A, 5.00%, 1/1/38	3,115	3,570,164
2021 Series B, 5.00%, 1/1/35	1,880	2,166,380
2021 Series B, 5.00%, 1/1/36	1,900	2,185,209

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Nebraska Public Power District: (continued)
2021 Series B, 5.00%, 1/1/37	$2,000	$ 2,296,300
2021 Series B, 5.00%, 1/1/38	2,000	2,292,240
Omaha Public Power District, NE, 5.00%, 2/1/25	550	586,366
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,685,464
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:
5.00%, 9/1/26	1,165	1,256,511
5.00%, 9/1/27	1,000	1,077,560
		$ 51,311,983
Escrowed/Prerefunded — 0.9%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$ 646,320
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	125	125,756
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	592,641
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	526,895
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,010	1,050,107
Mattawan Consolidated School, MI:
Prerefunded to 5/1/25, 5.00%, 5/1/26	750	805,140
Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,073,520
Prerefunded to 5/1/25, 5.00%, 5/1/28	500	536,760
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	228,771
San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,741,139
University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	652,350
		$ 8,979,399
General Obligations — 11.2%
Ann Arbor Public Schools, MI:
5.00%, 5/1/23	$10	$ 10,291
5.00%, 5/1/27	1,000	1,072,620
Boston, MA, 5.00%, 11/1/27	4,860	5,486,357
Burlington, VT, 5.00%, 11/1/24	400	425,208
California, 5.00%, 4/1/35	2,500	2,778,025
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	1,852,043
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Park District, IL, 5.00%, 1/1/24	$500	$ 520,830
Chicago, IL, 5.00%, 1/1/28	3,000	3,197,670
Connecticut, 5.00%, 4/15/34	1,000	1,117,550
Dallas, TX, 5.00%, 2/15/25	1,000	1,066,660
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.00% to 8/1/23 (Put Date), 8/1/52(3)	3,000	3,017,880
Georgia, 4.00%, 7/1/34	5,000	5,372,700
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,139,181
Illinois:
5.50%, 5/1/39	1,740	1,894,234
5.75%, 5/1/45	1,780	1,953,141
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/26	900	936,153
5.00%, 1/1/29	2,000	2,075,020
King County, WA, 4.00%, 12/1/36	2,680	2,820,941
Lamar Consolidated Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/27	700	776,923
5.00%, 2/15/28	1,000	1,126,890
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/27	1,610	1,791,656
Monroe Township, NJ:
5.00%, 1/15/30	425	485,890
5.00%, 1/15/31	430	488,996
5.00%, 1/15/32	440	498,920
5.00%, 1/15/33	450	509,247
Montgomery County, TN, 5.00%, 4/1/26	3,250	3,548,642
New Jersey, 2.00%, 6/1/30	5,000	4,339,700
New York, NY:
5.00%, 8/1/27	3,500	3,877,265
5.00%, 8/1/29	450	464,949
Ottawa County, MI, 5.00%, 11/1/22	500	508,455
Palo Alto Unified School District, CA, (Election of 2008), 5.00%, 8/1/27	4,115	4,616,207
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	1,851,532
Puerto Rico:
0.00%, 7/1/24	151	137,038
0.00%, 7/1/33	377	215,568
4.00%, 7/1/33	293	272,262
4.00%, 7/1/35	263	244,035
4.00%, 7/1/37	226	203,637
5.25%, 7/1/23	327	331,083
5.375%, 7/1/25	326	337,172
5.625%, 7/1/27	323	342,802

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$843	$ 908,381
5.75%, 7/1/31	309	337,974
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,104,490
St. Joseph Public Schools, MI:
5.00%, 5/1/28	1,880	2,007,539
5.00%, 5/1/29	1,650	1,758,999
Suffolk County, NY, 5.00%, 6/15/32	2,265	2,602,598
Texas:
0.47%, (SPA: State Street Bank and Trust Co.), 6/1/45(4)	12,620	12,620,000
5.00%, 8/1/38(3)	4,000	4,258,000
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	420,804
Township High School District No. 203, IL:
5.00%, 12/15/29	2,080	2,386,571
5.00%, 12/15/30	1,190	1,380,567
Tulsa County Independent School District No. 5, OK, 4.00%, 5/1/27(3)	3,245	3,433,729
Upper Merion Area School District, PA:
Prerefunded to 1/15/25, 5.00%, 1/15/29	500	530,970
Prerefunded to 1/15/25, 5.00%, 1/15/30	300	318,582
Washington:
5.00%, 7/1/23(3)	3,000	3,099,090
5.00%, 6/1/35	2,500	2,850,875
5.00%, 6/1/36	2,200	2,506,086
5.00%, 6/1/37	2,500	2,835,000
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	65	54,347
5.00%, 1/1/29	1,185	1,200,796
		$110,320,771
Hospital — 16.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$ 1,006,035
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/26	2,525	2,657,335
5.00%, 7/1/27	2,635	2,795,814
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	2,000	1,968,620
5.00%, 11/1/50	5,465	5,330,616
Berks County Municipal Authority, PA, (The Reading Hospital and Medical Center), 4.25%, 11/1/41	235	215,018
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Boone County, MO, (Boone Hospital Center):
5.00%, 8/1/29	$1,410	$ 1,498,195
5.00%, 8/1/31	3,215	3,403,110
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,250,252
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	313,851
5.00%, 11/1/29	110	114,932
5.00%, 11/1/30	150	156,530
5.00%, 11/1/35	250	260,068
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	451,890
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(2)	3,730	3,987,407
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/28	500	539,135
5.00%, 8/1/29	200	215,130
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,805,635
6.00%, 6/1/51	4,715	4,916,236
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	937,610
4.00%, 9/1/45	2,580	2,345,091
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/36	870	869,165
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/30	600	666,606
5.00%, 6/1/31	1,200	1,329,564
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	505,320
Doylestown Hospital Authority, PA, (Doylestown Health):
4.00%, 7/1/45	315	301,531
5.00%, 7/1/46	850	889,491
5.00%, 7/1/49	2,375	2,488,715
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,051,510
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/35	750	753,075
4.00%, 8/1/36	750	749,407
4.00%, 8/1/37	750	751,485
4.00%, 8/1/38	1,750	1,750,437

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	$2,890	$ 3,144,320
5.00%, 6/1/29	1,830	1,977,077
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,111,569
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	1,000	1,033,960
5.00%, 8/15/28	1,670	1,776,780
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.125%, 6/1/26	475	481,892
5.25%, 6/1/27	415	421,312
5.375%, 6/1/28	455	462,134
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,319,364
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	507,535
4.00%, 11/1/30	1,605	1,607,279
5.00%, 11/1/26	1,375	1,463,715
5.00%, 11/1/27	1,440	1,546,618
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):
4.00%, 9/1/24	475	488,823
4.00%, 9/1/25	550	571,296
5.00%, 9/1/28	795	861,422
5.00%, 9/1/31	600	643,818
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/38	1,000	1,086,070
5.00%, 11/1/39	1,100	1,190,596
5.00%, 11/1/40	1,300	1,402,388
5.00%, 11/1/41	1,715	1,844,191
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	222,516
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/34	960	1,072,224
5.00%, 7/1/35	1,510	1,684,360
5.00%, 7/1/36	1,615	1,799,514
5.00%, 7/1/37	1,690	1,881,105
5.00%, 7/1/38	1,780	1,977,972
5.00%, 7/1/39	1,865	2,068,975
5.00%, 7/1/40	1,960	2,170,994
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	850	842,010
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Atrius Health): (continued)
5.00%, 6/1/39	$710	$ 776,229
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	455,570
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/27	125	127,766
5.00%, 7/15/33(2)	320	333,296
5.00%, 7/15/34(2)	300	312,027
5.00%, 7/15/35(2)	275	285,665
5.00%, 7/15/36(2)	235	243,848
5.00%, 7/15/37(2)	245	253,972
5.00%, 7/15/46(2)	1,390	1,417,869
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):
5.00%, 7/1/27	1,460	1,611,125
5.00%, 7/1/28	2,000	2,183,280
5.00%, 7/1/29	2,700	2,940,300
Michigan Finance Authority, (Oakwood Obligated Group), Prerefunded to 11/1/22, 5.00%, 11/1/27	1,400	1,423,604
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,052,950
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,050	1,094,982
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,047,750
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	551,175
5.00%, 10/1/33	1,000	1,101,290
5.00%, 10/1/34	1,070	1,177,257
5.00%, 10/1/35	1,550	1,703,744
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), Prerefunded to 7/1/22, 5.00%, 7/1/23	605	608,612
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	526,895
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,806,102
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,052,280
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/30	30	32,582

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/35	$1,000	$ 1,016,840
4.00%, 7/1/36	1,000	1,013,940
4.00%, 7/1/37	1,000	1,011,090
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	519,750
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/34	550	555,890
5.00%, 7/1/35	625	631,731
5.00%, 7/1/36	550	555,390
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	837,172
New York Dormitory Authority, (NYU Hospitals Center):
5.00%, 7/1/22	440	442,583
5.00%, 7/1/23	600	619,428
5.00%, 7/1/25	2,000	2,149,980
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 1.359%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,002,430
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	912,203
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	524,025
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	335,310
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,767,198
5.25%, 4/1/34	2,000	2,087,520
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,213,280
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,490,875
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,642,531
5.00%, 12/1/26	1,410	1,510,730
5.00%, 12/1/28	1,550	1,658,546
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,081,370
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	2,790,920
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	1,300	1,424,969
5.00%, 6/1/30	1,815	1,978,423
5.00%, 6/1/31	1,885	2,044,094
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ward County, ND, (Trinity Obligated Group): (continued)
5.00%, 6/1/34	$3,000	$ 3,239,460
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,758,928
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,048,920
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,085,200
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	258,693
		$160,266,234
Housing — 4.1%
California Municipal Finance Authority, (CHF-Riverside II, LLC):
5.00%, 5/15/32	$415	$ 447,631
5.00%, 5/15/33	2,870	3,089,842
5.00%, 5/15/34	915	985,089
5.00%, 5/15/36	1,260	1,353,101
5.00%, 5/15/37	1,495	1,603,447
5.00%, 5/15/38	500	535,255
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,931,200
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,083,108
4.00%, 5/15/33	1,100	1,119,118
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/34	340	335,791
4.00%, 7/1/35	350	344,701
4.00%, 7/1/40	450	436,392
4.00%, 7/1/50	435	403,067
5.00%, 7/1/55	2,200	2,296,558
New Mexico Mortgage Finance Authority, 3.00%, 1/1/52	1,985	1,952,903
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	8,295	7,805,927
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	2,952,096
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	828,412
5.00%, 7/1/37	1,235	1,323,883
5.00%, 7/1/39	860	919,116

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University): (continued)
5.00%, 7/1/59	$1,500	$ 1,571,565
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	382,836
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/27	705	758,199
5.00%, 6/1/28	665	720,301
5.00%, 6/1/29	365	397,857
5.00%, 6/1/34	2,560	2,739,149
5.00%, 6/1/39	1,595	1,698,484
		$ 40,015,028
Industrial Development Revenue — 3.6%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(2)	$4,000	$ 3,835,600
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,258,302
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	903,131
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	991,728
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,502,100
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	225,247
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,447,075
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,675	1,570,547
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,234,150
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	1,911,821
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	4,587,550
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,070,500
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	9,045	8,549,877
		$ 35,087,628
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$ 226,472
(AGM), 4.00%, 10/1/35	125	128,363
(AGM), 4.00%, 10/1/36	150	153,868
(AGM), 4.00%, 10/1/37	85	87,076
(AGM), 4.00%, 10/1/38	70	71,596
(AGM), 4.00%, 10/1/39	55	56,167
		$ 723,542
Insured - Electric Utilities — 0.9%
Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$ 1,534,558
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,643,580
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	285,003
(NPFG), 5.25%, 7/1/22	3,500	3,505,250
(NPFG), 5.25%, 7/1/23	335	338,481
(NPFG), 5.25%, 7/1/25	170	174,629
(NPFG), 5.25%, 7/1/29	1,110	1,145,520
(NPFG), 5.25%, 7/1/30	530	541,708
(NPFG), 5.25%, 7/1/34	100	102,963
		$ 9,271,692
Insured - Escrowed/Prerefunded — 0.2%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$ 913,395
Cambria County, PA:
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	248,424
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	284,652
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	176,059
		$ 1,622,530
Insured - General Obligations — 2.8%
Atlantic City, NJ:
(BAM), 5.00%, 3/1/23	$500	$ 511,560
(BAM), 5.00%, 3/1/24	300	312,837
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	310,305
(AGM), 5.00%, 8/1/24	300	316,365
(AGM), 5.00%, 8/1/25	885	952,083
(AGM), 5.00%, 8/1/26	915	984,064
Bolingbrook, IL:
(AGM), 5.00%, 1/1/24	125	130,333
(AGM), 5.00%, 1/1/25	1,000	1,057,980

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Cambria County, PA:
(AGM), 4.00%, 8/1/34	$745	$ 766,769
(BAM), 5.00%, 8/1/23	985	1,018,214
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,344,138
(NPFG), 0.00%, 12/1/28	1,560	1,218,812
Cicero, IL:
(BAM), 4.00%, 1/1/28	1,265	1,318,294
(BAM), 4.00%, 1/1/29	815	851,716
(BAM), 4.00%, 1/1/30	80	83,613
(BAM), 4.00%, 1/1/31	80	83,699
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	520,300
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	337,168
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,612,159
McCook, IL:
(AGM), 4.00%, 12/1/24	200	206,182
(AGM), 4.00%, 12/1/25	275	286,121
(AGM), 4.00%, 12/1/26	260	272,709
(AGM), 4.00%, 12/1/27	300	316,506
(AGM), 4.00%, 12/1/28	300	318,009
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	928,119
(AGM), 5.00%, 1/1/26	925	964,303
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	780,885
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,128,260
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	366,772
Suffolk County, NY, (BAM), 4.00%, 6/15/31	3,560	3,779,616
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	1,140	1,291,962
(AGM), 5.00%, 12/1/50	1,500	1,663,770
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	410,600
(BAM), 0.00%, 1/1/33	200	132,282
		$ 27,576,505
Insured - Housing — 0.0%(5)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 410,580
		$ 410,580
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$ 842,144
Kentucky State University:
(BAM), 3.00%, 11/1/32	325	307,356
(BAM), 4.00%, 11/1/34	260	276,325
		$ 1,425,825
Insured - Other Revenue — 0.1%
Albany Parking Authority, NY:
(AGM), 5.00%, 7/15/24	$300	$ 315,015
(AGM), 5.00%, 7/15/25	315	335,982
		$ 650,997
Insured - Special Tax Revenue — 0.8%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$ 2,414,977
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,436,560
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/32	270	285,590
(AGM), 4.00%, 5/1/33	150	158,044
(AGM), 4.00%, 5/1/34	300	315,342
(AGM), 4.00%, 5/1/35	360	377,284
		$ 7,987,797
Insured - Transportation — 2.5%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$ 1,298,292
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,807,397
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	190,913
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	932,192
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,002,380
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,064,900
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	1,000	954,950
Puerto Rico Highway and Transportation Authority:
(AGM), 5.00%, 7/1/32	1,675	1,686,658
(AMBAC), 5.25%, 7/1/30	3,650	3,702,852
(AMBAC), 5.25%, 7/1/31	2,760	2,795,493
(NPFG), 5.00%, 7/1/29	2,570	2,627,979
(NPFG), 5.25%, 7/1/23	380	383,948

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Puerto Rico Highway and Transportation Authority: (continued)
(NPFG), 5.25%, 7/1/32	$100	$ 103,188
(NPFG), 5.25%, 7/1/33	200	206,148
(NPFG), 5.25%, 7/1/35	2,470	2,538,419
St. Louis, MO, (St. Louis Lambert International Airport), (AGM), (AMT), 5.00%, 7/1/27	1,500	1,620,075
		$ 24,915,784
Insured - Water and Sewer — 0.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,228,160
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/40	750	778,313
		$ 5,006,473
Lease Revenue/Certificates of Participation — 1.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/28	$3,000	$ 3,295,770
5.00%, 6/1/29	2,000	2,187,640
5.00%, 6/1/30	3,000	3,270,120
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,042,980
		$ 9,796,510
Other Revenue — 7.5%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
Series 2017, 5.00%, 5/1/42(2)	$7,000	$ 7,297,920
Series 2018, 5.00%, 5/1/42(2)	4,500	4,721,760
Black Belt Energy Gas District, AL, 0.81%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	5,000	4,848,450
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	2,000	1,964,360
4.00%, 6/1/38	2,000	1,955,800
5.00%, 6/1/36	2,000	2,138,240
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/26	1,000	1,040,760
5.00%, 11/1/27	1,010	1,050,562
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.79%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$2,630	$ 2,615,062
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 1.14%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(1)	2,300	2,289,121
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,200	1,254,924
5.50%, 12/1/53	740	772,708
District of Columbia, Income Tax Revenue, 5.00%, 3/1/29	2,900	3,313,134
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(2)	1,465	1,582,083
Series B, 5.00%, 1/1/32(2)	1,000	1,079,920
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 1.055%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,469,915
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.89%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	7,030	7,030,141
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,899,285
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,732,680
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,295,400
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	5,659,160
Southeast Alabama Gas Supply District, (Project No. 2), 1.155%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	4,440	4,398,308
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.253%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	3,815	3,778,147
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	635	681,101
5.00%, 6/1/28	1,370	1,464,845
5.00%, 6/1/29	700	747,390
		$ 74,081,176
Senior Living/Life Care — 10.9%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$ 526,390
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,844,561

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.): (continued)
5.00%, 11/15/27	$1,320	$ 1,401,484
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(2)	615	579,029
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	458,820
5.00%, 11/1/24	705	724,275
5.00%, 11/1/26	770	797,219
5.00%, 11/1/27	425	439,837
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
3.25%, 11/15/25	1,500	1,470,795
5.00%, 11/15/27	285	296,719
5.00%, 11/15/28	300	310,836
5.00%, 11/15/29	315	324,809
5.00%, 11/15/30	330	338,646
5.125%, 11/15/40	260	264,563
5.375%, 11/15/55	300	305,952
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/29	600	596,502
5.00%, 1/1/38	1,210	1,250,039
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	544,714
5.00%, 5/15/25	300	315,576
5.00%, 5/15/26	350	372,018
5.00%, 5/15/27	400	428,416
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,001,120
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	195	200,267
5.00%, 12/1/30	500	509,800
5.00%, 12/1/39	370	369,127
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	216,065
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	129,473
5.00%, 7/1/48	465	473,640
5.00%, 7/1/51	1,000	1,017,210
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,290	1,290,864
5.00%, 4/1/36	2,035	1,914,223
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	$370	$ 382,817
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.14%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	1,090	1,092,583
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,076,245
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	712,292
5.00%, 7/1/24	915	942,514
5.00%, 7/1/25	650	675,155
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,306,752
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/32	395	394,348
4.00%, 2/1/33	865	859,723
4.00%, 2/1/34	1,280	1,268,096
4.00%, 2/1/35	310	306,020
5.00%, 2/1/46	1,480	1,517,429
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	210,328
4.00%, 12/1/31	150	157,041
4.00%, 12/1/32	200	208,782
4.00%, 12/1/33	100	104,298
4.00%, 12/1/34	200	208,110
4.00%, 12/1/35	350	363,622
4.00%, 12/1/36	350	363,048
4.00%, 12/1/37	300	310,686
4.00%, 12/1/38	300	310,422
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,936,399
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	920	875,941
5.625%, 7/1/46(2)	560	543,054
5.75%, 7/1/54(2)	1,725	1,678,045
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	1,027,750
5.00%, 1/1/26	1,040	1,076,826
5.00%, 1/1/27	1,095	1,140,136
5.00%, 1/1/29	1,205	1,250,513
5.00%, 1/1/30	630	651,634

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	$430	$ 439,340
5.00%, 7/1/31	670	681,316
5.00%, 7/1/32	295	299,195
5.00%, 7/1/33	305	308,523
5.00%, 7/1/34	195	196,942
5.00%, 7/1/39	3,075	3,081,242
5.00%, 7/1/49	9,300	9,017,001
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,311,945
5.25%, 1/1/54	250	252,785
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	263,094
5.00%, 5/15/30	300	308,397
5.00%, 5/15/31	775	802,853
5.00%, 5/15/32	650	671,866
5.00%, 5/15/53	2,465	2,469,536
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	416,664
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,457,841
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	264,208
5.00%, 5/15/28	270	286,748
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	677,352
5.00%, 5/15/39	480	495,782
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	593,256
5.00%, 4/1/44	1,285	1,347,721
5.00%, 4/1/49	1,510	1,575,066
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,760,006
5.00%, 4/1/29	1,000	1,049,610
5.00%, 4/1/38	2,000	2,056,840
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/42	300	294,705
5.00%, 11/15/54	1,000	946,300
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,035,880
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	$815	$ 836,866
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	546,240
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,960,062
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,000,090
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	575,689
5.00%, 11/15/29	400	424,232
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,716,381
5.00%, 5/1/25	745	773,496
5.00%, 5/1/26	585	611,226
5.00%, 5/1/27	500	524,045
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(2)	935	932,475
5.00%, 7/1/31(2)	750	758,647
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	242,670
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(2)	840	863,117
5.00%, 1/1/28(2)	445	456,655
5.00%, 1/1/29(2)	460	470,690
5.00%, 1/1/34(2)	500	501,155
5.00%, 1/1/39(2)	750	737,460
Wayzata, MN, (Folkestone Senior Living Community):
3.25%, 8/1/29	500	471,770
3.375%, 8/1/30	425	399,058
3.75%, 8/1/36	250	229,680
3.75%, 8/1/37	500	455,820
4.00%, 8/1/38	175	163,258
4.00%, 8/1/39	125	115,709
5.00%, 8/1/31	350	359,936
5.00%, 8/1/32	250	256,608
5.00%, 8/1/33	350	358,705
5.00%, 8/1/34	100	102,371
5.00%, 8/1/35	100	102,254
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	1,225	1,234,677

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Westchester County Local Development Corp., NY, (Kendal on Hudson): (continued)
5.00%, 1/1/28	$3,390	$ 3,435,697
		$106,642,351
Special Tax Revenue — 2.8%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$ 1,577,445
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,056,660
Baltimore, MD, (Harbor Point):
3.25%, 6/1/31(2)	220	203,051
3.30%, 6/1/32(2)	250	228,183
3.35%, 6/1/33(2)	270	244,679
3.40%, 6/1/34(2)	285	256,272
3.45%, 6/1/35(2)	310	277,791
3.50%, 6/1/39(2)	650	569,231
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	455,908
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,405,574
5.00%, 12/1/37	650	670,189
5.00%, 12/1/39	905	929,064
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	244,948
5.00%, 8/15/33	300	325,044
5.00%, 8/15/35	150	162,032
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	774,389
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,797,495
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,165,764
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,373,520
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,234,600
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,667,391
South Village Community Development District, FL:
2.125%, 5/1/22	100	100,000
2.375%, 5/1/23	100	99,628
2.50%, 5/1/24	100	98,893
2.75%, 5/1/25	95	93,951
3.25%, 5/1/27	95	94,368
4.35%, 5/1/26	300	303,132
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	3,250	3,071,055
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$965	$ 811,941
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	742,336
		$ 27,034,534
Student Loan — 0.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$ 632,724
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/22	1,000	1,005,550
(AMT), 5.00%, 1/1/23	500	510,390
		$ 2,148,664
Transportation — 15.5%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$ 1,847,052
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.89%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	3,200	3,162,272
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/34	1,700	1,794,724
(AMT), 5.00%, 12/31/35	3,300	3,480,774
(AMT), 5.00%, 12/31/36	3,910	4,120,319
(AMT), 5.00%, 12/31/37	1,715	1,806,667
Central Florida Expressway Authority, 5.00%, 7/1/42	3,000	3,281,880
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	350	367,350
5.00%, 1/1/26	500	528,575
5.00%, 1/1/27	550	581,086
5.00%, 1/1/28	750	790,710
5.00%, 1/1/33	1,225	1,352,032
5.00%, 1/1/35	500	548,930
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/29	900	995,094
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	7,255	7,610,858
(AMT), 5.00%, 1/1/27	1,000	1,031,020
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,238,350
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/26	3,950	4,099,981
(AMT), 4.00%, 6/30/27	4,475	4,654,761
(AMT), 4.00%, 12/31/27	2,425	2,525,904
(AMT), 4.00%, 6/30/30	790	821,205

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	$500	$ 517,390
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	7,456,455
Florida Department of Transportation, 5.00%, 7/1/27	5,000	5,588,850
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/36	3,000	3,196,740
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/36	1,100	1,096,964
(AMT), 4.00%, 7/1/37	1,500	1,493,040
(AMT), 4.00%, 7/1/38	1,500	1,488,360
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,304,363
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/30	1,000	1,089,320
(AMT), 5.00%, 3/1/32	1,000	1,075,910
(AMT), 5.00%, 3/1/33	2,000	2,147,940
(AMT), 5.00%, 3/1/34	1,800	1,930,572
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,105	3,293,877
(AMT), 5.00%, 5/15/27	2,700	2,872,422
(AMT), 5.00%, 5/15/34	1,710	1,839,926
(AMT), 5.00%, 5/15/36	2,515	2,701,135
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,289,926
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	535,535
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,436,466
(AMT), 5.00%, 7/1/29	1,470	1,597,228
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/38	515	510,968
(AMT), 5.00%, 10/1/23	810	836,673
Miami-Dade County, FL, Aviation Revenue:
4.00%, 10/1/39	1,675	1,679,690
5.00%, 10/1/25	1,000	1,049,810
New Jersey Turnpike Authority:
0.919%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	1,000	998,870
5.00%, 1/1/32	4,520	4,721,276
New Orleans Aviation Board, LA:
(AMT), 5.00%, 1/1/24	1,600	1,658,960
(AMT), 5.00%, 1/1/25	1,600	1,678,480
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Orleans Aviation Board, LA: (continued)
(AMT), 5.00%, 1/1/27	$1,000	$ 1,047,670
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	242,306
North Texas Tollway Authority:
4.00%, 1/1/38	2,425	2,497,313
5.00%, 1/1/30	1,000	1,069,640
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	6,581,400
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,297,162
Port Authority of New York and New Jersey:
4.00%, 9/1/43	2,500	2,520,000
(AMT), 5.00%, 10/15/33	2,080	2,268,718
(AMT), 5.00%, 10/15/34	2,200	2,397,692
(AMT), 5.00%, 10/15/35	2,000	2,176,800
(AMT), 5.00%, 10/15/36	2,150	2,337,028
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,423,786
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/31	1,205	1,342,503
(AMT), 5.00%, 7/1/32	1,500	1,635,450
(AMT), 5.00%, 7/1/33	1,405	1,529,118
(AMT), 5.00%, 7/1/34	1,510	1,641,310
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/27	1,500	1,614,495
(AMT), 5.00%, 3/1/41	5,000	5,238,700
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,272,550
		$151,860,331
Water and Sewer — 1.3%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$ 463,276
Coldwater Local Development Finance Authority, MI:
(AMT), Series A, 5.00%, 12/1/27	390	412,098
(AMT), Series B, 5.00%, 12/1/27	505	533,613
Elsinore Valley Municipal Water District Financing Authority, CA:
3.00%, 7/1/33	750	740,205
3.00%, 7/1/34	625	608,756
3.00%, 7/1/35	700	663,824
Loudoun County Sanitation Authority, VA, 4.00%, 1/1/33	4,935	5,298,907

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$2,750	$ 2,673,550
Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,452,272
		$ 12,846,501
Total Tax-Exempt Municipal Obligations (identified cost $958,244,151)		$926,231,939

Taxable Municipal Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 2,014,620
		$ 2,014,620
General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$2,405	$ 2,594,033
Chicago, IL:
7.375%, 1/1/33	3,250	3,697,947
7.75%, 1/1/42	3,811	4,122,054
7.781%, 1/1/35	2,600	3,101,436
Collin County, TX, 1.683%, 2/15/30	100	89,294
Dauphin County, PA, 1.83%, 11/15/29	1,200	1,046,724
Lakeside School District No. 9, AR, 1.45%, 4/1/34	2,390	1,824,024
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	544,180
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,246,080
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	969,815
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,460	760,797
		$ 19,996,384
Insured - General Obligations — 0.5%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 617,550
Detroit, MI, (AMBAC), 5.15%, 4/1/25	4,930	4,804,532
		$ 5,422,082
Insured - Hospital — 0.2%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$ 1,520,475
		$ 1,520,475
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.6%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,269,573
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,279,365
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,040,908
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.25%, 9/1/22	350	352,005
(AGM), 3.50%, 9/1/23	510	513,703
(AGM), 3.75%, 9/1/25	500	501,990
(AGM), 4.00%, 9/1/26	500	503,200
		$ 5,460,744
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$985	$ 981,484
		$ 981,484
Special Tax Revenue — 0.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	$1,000	$ 1,003,030
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	335,784
		$ 1,338,814
Total Taxable Municipal Obligations (identified cost $36,938,781)		$ 36,734,603
Total Investments — 99.6% (identified cost $1,009,634,690)		$977,664,631
Other Assets, Less Liabilities — 0.4%		$ 4,167,126
Net Assets — 100.0%		$981,831,757
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $79,599,663 or 8.1% of the Fund's net assets.
(3)	When-issued/delayed delivery security.

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2022.
(5)	Amount is less than 0.05%.
At April 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	10.3%
Others, representing less than 10% individually	87.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 14,237,095	$ —	$ 14,237,095
Tax-Exempt Mortgage-Backed Securities	—	460,994	—	460,994
Tax-Exempt Municipal Obligations	—	926,231,939	—	926,231,939
Taxable Municipal Obligations	—	36,734,603	—	36,734,603
Total Investments	$ —	$977,664,631	$ —	$977,664,631
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.